Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
10.
LEASES

The Group has operating leases arrangements for their regional processing centers, frontline fulfillment stations, processing plants, office space, vehicles and equipment.

A summary of supplemental information related to operating leases as of December 31, 2023 and 2024 is as follows:

10.
LEASES (CONTINUED)

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Operating lease right-of-use assets	1,262,134	1,464,791	200,676
Operating lease liabilities, current	653,529	640,245	87,713
Operating lease liabilities, non-current	568,039	780,036	106,864
Total operating lease liabilities	1,221,568	1,420,281	194,577
Weighted average remaining lease term	2.56 years	3.09 years	3.09 years
Weighted average discount rate	8.1%	8.7%	8.7%

A summary of lease cost recognized in the Group’s consolidated statements of comprehensive (loss)/income and supplemental cash flow information related to operating leases is as follows:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
		(in thousands)
Operating lease cost	1,040,862	887,006	817,017	111,931
Short-term lease cost	11,219	8,285	9,384	1,286
Variable lease cost	14,896	7,073	-	-
Total	1,066,977	902,364	826,401	113,217
Cash paid for operating leases	1,046,689	904,637	827,128	113,316
Right-of-use assets obtained in exchange for operating lease liabilities	393,755	537,700	600,265	82,236

A summary of the maturity of operating lease liabilities under the Group’s non-cancelable operating leases as of December 31, 2024 is as follows:

	As of December 31, 2024
	RMB	US$
	(in thousands)
2025	729,015	99,875
2026	414,291	56,758
2027	226,966	31,094
2028	142,138	19,473
2029	64,983	8,903
Thereafter	22,069	3,022
Total future lease payments	1,599,462	219,125
Less: imputed interest	(179,181)	(24,548)
Total operating lease liabilities	1,420,281	194,577

The aggregate consideration paid for the early termination of the operating leases of certain regional processing centers and frontline fulfillment stations and the resulting gain or loss recognized upon termination of such leases was not significant for the periods presented.